Trade and Other Receivables, Net	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables, Net [Abstract]
Trade and other receivables, net

Note 18. Trade and other receivables, net

	As of December 31
	2024	2023
Trade receivables, net of discounts [1]	$88,416	$133,116
Other receivables	6,167	8,648
Impairment of trade and other receivables [2]	(16,265)	(16,910)
Trade receivables, net of discounts and impairment	$78,318	$124,854

[1]	Discount and return provision amounts to $38,735 (2023: $30,867)

[2]	Total impairment balance is comprised of $16,183 (2023: $14,509) for trade receivables and $82 (2023: $2,401) for other receivables.

Refer to Note 30. Financial instruments for the Group’s disclosures on credit risk management and expected credit losses.

The Group has entered into factoring arrangements to sell certain trade receivables to third parties under recourse programs, retaining all risk and rewards incidental to the trade receivables, so no derecognition of the financial assets has been performed. Trade receivables which collateralize factoring obligations as of December 31, 2024 amount to $1,356 (2023: 3,548).

The movements in the allowance for doubtful trade and other receivables are as follows:

	2024	2023
Balance as of January 1	$(16,910)	$(12,065)
Impairment	(2,619)	(3,840)
Write-offs	2,665	122
Effect of foreign currency exchange differences	599	(1,127)
Balance as of December 31	$(16,265)	$(16,910)